BLACKROCK FUNDS VII, INC.

BlackRock Sustainable U.S. Growth Equity Fund

(the “Fund”)

Supplement dated October 18, 2022 to the Statement of Additional Information (“SAI”) of the Fund,

dated August 26, 2022, as supplemented to date

The following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Lawrence Kemp, Saverio Console and Caroline Bottinelli are the portfolio managers and are jointly and primarily responsible for the day-to-day management of Sustainable U.S. Growth Equity. On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of Sustainable U.S. Growth Equity.

The sub-section entitled “Other Funds and Accounts Managed — Sustainable U.S. Growth Equity” is deleted in its entirety and replaced with the following:

Sustainable U.S. Growth Equity

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lawrence Kemp*	11 $26.58 Billion	4 $2.46 Billion	0 $0	0 $0	0 $0	0 $0
Saverio Console	0 $0	1 $4.54 Million	0 $0	0 $0	0 $0	0 $0
Caroline Bottinelli**	11 $12.50 Billion	2 $1.81 Billion	0 $0	0 $0	0 $0	0 $0

*	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of Sustainable U.S. Growth Equity.

**	Information provided is as of September 30, 2022.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the portfolio managers’ compensation as of April 30, 2022, except for Caroline Bottinelli’s compensation, which is described as of September 30, 2022.

The benchmarks table under the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Portfolio Manager	Benchmarks
Saverio Console	Russell 1000 Growth Index; Russell MidCap Growth Index
Lawrence Kemp* Caroline Bottinelli	Russell 1000 Growth Custom Index; Russell 1000 Growth Index; Russell 2500 Growth Index; Russell MidCap Growth Index
Tony DeSpirito David Zhao	FTSE United States in GBP; MSCI All Country (AC) Americas Index; Russell 1000 Index (GBP); Russell 1000 Index (Gross Total Return); Russell 1000 Value Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY; Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP)
Lisa Yang	Russell 1000 Value Index (Total Return); Russell MidCap Value Index; S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP)
Adam Avigdori David Goldman	FTSE All-Share TR Index

*	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of Sustainable U.S. Growth Equity.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of April 30, 2022.

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities Beneficially Owned
Lawrence Kemp*	Sustainable U.S. Growth Equity	None
Saverio Console	Sustainable U.S. Growth Equity	None
Caroline Bottinelli**	Sustainable U.S. Growth Equity	None
Tony DeSpirito	Sustainable U.S. Value Equity	None
David Zhao	Sustainable U.S. Value Equity	None
Lisa Yang	Sustainable U.S. Value Equity	None
Adam Avigdori	Sustainable International Equity	None
David Goldman	Sustainable International Equity	None

*	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of Sustainable U.S. Growth Equity.

**	Information provided is as of September 30, 2022.

Shareholders should retain this Supplement for future reference.

SAI-SGVI-1022SUP